Summary of significant accounting and reporting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Public and private equity offering proceeds, net of transaction costs paid	$ 0	$ 25,450	$ 30,111
Net losses	(57,567)	40,990	9,008
Accumulated deficit	35,795	93,362	65,099
Increase (decrease) in working capital	(50,800)
Lease liabilities	1,772	3,116	3,569	$ 4,620
Lease liabilities	333	1,645	2,278	3,373
Lease liabilities	$ 1,439	1,471	1,291	$ 1,247
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	14.20%
Equity	$ (55,359)	6,071	(2,104)		$ 24,306
Period of the maintenance	1 year
Revenue from development contracts where no related incremental costs were identified		214	236
Performance obligation		88	1,643
Contract liabilities	$ 300	190	271
Proceeds from current borrowings	14,000	$ 9,000
Cash and short-term deposit	$ 62,100
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses	5 years
Bottom of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses	3 years
Top of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses	5 years
Within one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation			893
Later than one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation			$ 750
IFRS 16
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets	$ 1,185